Taxation (Details)	12 Months Ended
Dec. 31, 2022 HKD ($)
Taxation [Line Items]
Assessable profits (in Dollars)	$ 2,000,000
Assessable profits rate	16.50%
United States [Member]
Taxation [Line Items]
Income tax rate	21.00%
Hong Kong [Member]
Taxation [Line Items]
Income tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
PRC [Member]
Taxation [Line Items]
Income tax rate	25.00%